Restricted Cash	12 Months Ended
Dec. 31, 2024
Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Other assets include restricted cash in the amount of $13,001 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business (December 31, 2023: $13,001 thousand). In addition, this item includes a restricted call deposit in the amount of $5,000 thousand as of December 31, 2023 placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognized as a liability and transferred to the reinsurance company on a semi-annual basis.
The following table details a reconciliation of cash and restricted cash within the consolidated balance sheets:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Cash and cash equivalents	$155,245	$177,022
Restricted cash (included within other assets)	13,001	18,001
Total cash, cash equivalents and restricted cash	$168,246	$195,023